ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

April 3, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information for each of the Funds identified in Exhibit A with respect to the Registrant, effective March 31, 2018, do not differ from those filed in the Post-Effective Amendment No. 291 on March 30, 2018, which was filed electronically.

Sincerely,

/s/ Andrea E. Kuchli
Andrea E. Kuchli, Esq.
Secretary

cc:	Stuart Strauss, Esq. Dechert LLP

Exhibit A

Funds

Cohen & Steers Global Realty Majors ETF

ALPS Equal Sector Weight ETF

Alerian MLP ETF

ALPS Sector Dividend Dogs ETF

Barron’s 400SM ETF

ALPS International Sector Dividend Dogs ETF

RiverFront Strategic Income Fund

Alerian Energy Infrastructure ETF

Workplace Equality Portfolio

ALPS Emerging Sector Dividend Dogs ETF

Sprott Gold Miners ETF

ALPS Medical Breakthroughs ETF

Sprott Junior Gold Miners ETF

RiverFront Dynamic Unconstrained Income ETF

RiverFront Dynamic Core Income ETF

RiverFront Dynamic US Dividend Advantage ETF

RiverFront Dynamic US Flex-Cap ETF

ALPS/Dorsey Wright Sector Momentum ETF

BUZZ US Sentiment Leaders ETF

ALPS Disruptive Technologies ETF